Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 5,036,000.00
Previously Paid Amount	0.00
Total Fee Amount	771.01
Total Offset Amount	0.00
Net Fee	771.01
Narrative - Max Aggregate Offering Price	$ 5,036,000.00
Final Prospectus	true